Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss)into net periodic benefit cost	$ 264
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	(5)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss)into net periodic benefit cost	$ (11)